Other Commitments and Contingencies	9 Months Ended
Sep. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Other Commitments and Contingencies	OTHER COMMITMENTS AND CONTINGENCIES

Assets pledged

(in thousands of $)	September 30, 2019	December 31, 2018
Book value of vessels secured against long-term loans	3,156,061	3,244,291

As at September 30, 2019 and December 31, 2018, 21,226,586 Golar Partners common units were pledged as security for the obligations under the Margin Loan Facility.

As at September 30, 2019, the term loan facility is secured by a pledge against our shares in Golar Power, and our shares in Cool Company Ltd ("Cool Company") conditional on the successful closing of the transaction.

Capital Commitments

We have agreed contract terms for the conversion of the Gandria to a FLNG. The Gandria is currently in lay-up awaiting delivery to Keppel for conversion. The conversion agreement is subject to certain payments and lodging of a full Notice to Proceed.

UK tax lease benefits

As described under note 30 in our audited consolidated financial statements filed with our annual report on Form 20-F for the year ended December 31, 2018, during 2003 we entered into six UK tax leases. Under the terms of the leasing arrangements, the benefits are derived primarily from the tax depreciation assumed to be available to the lessors as a result of their investment in the vessels. As is typical in these leasing arrangements, as the lessee we are obligated to maintain the lessor’s after-tax margin. Accordingly, in the event of any adverse tax changes or a successful challenge by the UK Tax Authorities (''HMRC'') with regard to the initial tax basis of the transactions, or in relation to the 2010 lease restructurings, or in the event of an early termination of the Methane Princess lease, we may be required to make additional payments principally to the UK vessel lessor, which could adversely affect our earnings or financial position. We would be required to return all, or a portion of, or in certain circumstances significantly more than, the upfront cash benefits that we received in respect of our lease financing transactions, including the 2010 restructurings and subsequent termination transactions. The gross cash benefit we received upfront on these leases amounted to approximately £41 million (before deduction of fees).

Of these six leases, we have since terminated five, with one lease remaining, the Methane Princess lease. Pursuant to the deconsolidation of Golar Partners in 2012, Golar Partners is no longer considered a controlled entity but an affiliate and therefore as at September 30, 2019, the capital lease obligation relating to this remaining UK tax lease is not included on our consolidated balance sheet. However, under the indemnity provisions of the Omnibus Agreement or the respective share purchase agreements, we have agreed to indemnify Golar Partners in the event of any tax liabilities in excess of scheduled or final scheduled amounts arising from the Methane Princess leasing arrangements and termination thereof.

HMRC has been challenging the use of similar lease structures and has been engaged in litigation of a test case for some years. In August 2015, following an appeal to the Court of Appeal by the HMRC which set aside previous judgments in favor of the tax payer, the First Tier Tribunal (UK court) ruled in favor of HMRC. The tax payer in this particular ruling had the election to appeal the courts’ decision, but no appeal was filed. The judgments of the First Tier Tribunal do not create binding precedent for other UK court decisions and therefore the ruling in favor of HMRC is not binding in the context of our structures. Further, we consider there are differences in the fact pattern and structure between this case and our 2003 leasing arrangements and therefore is not necessarily indicative of any outcome. HMRC have written to our lessor to indicate that they believe our lease may be similar to the case noted above, however we remain confident that our fact pattern is sufficiently different. We have reviewed the details of the case and the basis of the judgment with our legal and tax advisers to ascertain what impact, if any, the judgment may have on us and the possible range of exposure has been estimated at approximately £nil to £115.0 million. Golar's discussions with HMRC on this matter have concluded without agreement and Golar expects to receive a closure notice to the inquiry, which will state the basis of HMRC's position. Accordingly, Golar is determining how best to proceed in conjunction with our lessor, while contemporaneously obtaining supplementary legal advice in addition to the advice previously received. We remain confident of our position, however given the complexity of these discussions it is impossible to quantify the reasonably possible loss, and we continue to estimate the possible range of exposures as set out above.

Legal proceedings and claims

We may, from time to time, be involved in legal proceedings and claims that arise in the ordinary course of business. A provision will be recognized in the financial statements only where we believe that a liability will be probable and for which the amounts are reasonably estimable, based upon the facts known prior to the issuance of the financial statements.

Other

In December 2005, we signed a shareholders' agreement in connection with the setting up of a jointly owned company to be named Egyptian Company for Gas Services S.A.E ("ECGS"), which was to be established to develop hydrocarbon business and in particular LNG related business in Egypt. As at September 30, 2019, we had a commitment to pay $1.0 million to a third party, contingent upon the conclusion of a material commercial business transaction by ECGS as consideration for work performed in connection with the setting up and incorporation of ECGS.

We are party to a shareholders’ agreement with a consortium of investors to fund the development of pipeline infrastructure and a FSRU which are intended to supply two power plants in the Ivory Coast. The project is currently in the initial design phase. Negotiations are underway with third party lenders for the financing of construction costs in the event a positive investment decision is made. During the initial phase of the project, our remaining contractual commitments for this project are estimated to be around €1.0 million. In the event a positive FID is taken on the project, this could increase up to approximately €15.0 million. This figure is dependent upon a variety of factors such as whether third party financing is obtained for a portion of the construction costs. The timing of this range of payments is dependent on whether and when FID is made, progress of negotiations with lenders for non-investor financing, and the progress of eventual construction work. The nature of payments to the project could be made in a combination of capital contributions or interest-bearing shareholder loans.

In 2017, we commenced arbitration proceedings arising from the delays and the termination of the Golar Tundra time charter with a former charterer. For the period ended September 30, 2019 we recovered $9.3 million, which represents the last installment settlement, recognized in 'Other operating gains' in the unaudited consolidated statements of operations.

For the period ended September 30, 2019 we received $2.8 million, in relation to a loss of hire insurance claim on the Golar Viking, recognized in 'Other operating gains' in the unaudited consolidated statements of operations.

In relation to our investment in small-scale LNG services provider Avenir LNG Limited ("Avenir") (see note 12), we are party to a combined commitment of up to $182.0 million from initial Avenir shareholders Stolt-Nielsen Limited ("Stolt-Nielsen"), Höegh LNG Holdings Limited ("Höegh") and us. In November 2018, Avenir was capitalised with the placement of 110,000,000 new shares at a par price of US$1.00 per share. Following the initial equity offering, the founding partners are committed to fund $72.0 million of which Golar is committed to approximately $18.0 million.

Following the execution of the conversion and subsequent sale of the Golar Viking with LNG Hrvatska d.o.o., the estimated timing of the outstanding payments in connection with the conversion of the Golar Viking is $4.3 million and $87.0 million for the three months ending December 31, 2019 and twelve months ending December 2020. The outstanding payments will be largely funded by stage payments from LNG Hrvatska d.o.o. under the conversion agreement.